Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 1,240,000		$ 1,240,000		$ 39,663,000
Revenue Sharing Arrangements
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	0		0		$ 34,900,000
Aframax Tanker | RSA Participants [Member] | Vessels Hire
Related Party Transaction [Line Items]
Amounts of transaction	$ 5,100,000	$ 7,400,000	$ 7,400,000	$ 15,800,000